Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 9,866	$ 2,789
Accounts receivable, net	3,462	3,142
Other receivables	173	493
Inventories, net (note 5)	9,384	10,784
Deferred cost of goods sold	690	863
Prepaid expense and other current assets	569	735
Total current assets	24,144	18,806
Property and equipment, net (note 6)	10,219	12,091
Other assets	153	279
Total assets	34,516	31,176
Current liabilities:
Current portion of long-term debt, related parties (note 4)		69,107
Current portion of capital lease obligation		26
Accounts payable	4,591	7,419
Accrued expense and other current liabilities (note 7)	5,532	5,931
Deferred revenue	1,623	1,895
Total current liabilities	11,746	84,378
Long-term debt, less current portion (note 4), related parties	58,978
Deferred rent liability	70	143
Derivative liabilities (note 10)	222
Total liabilities	71,016	84,521
Commitments and contingencies (note 15)
Stockholders' deficit (notes 1 and 9)
Preferred stock, $0.001 par value; 10,000,000 authorized; 0 shares issued and outstanding at December 31, 2016 and 2015.
Common stock, $0.001 par value, 300,000,000 shares authorized; 1,590,945 and 203,967 shares issued and outstanding at December 31, 2016 and 2015, respectively	2
Additional paid-in capital	387,737	324,527
Accumulated deficit	(424,239)	(377,872)
Total stockholders' deficit	(36,500)	(53,345)
Total liabilities and stockholders' deficit	$ 34,516	$ 31,176